Restructuring expenses (Tables)	6 Months Ended
Jun. 30, 2022
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by type
in	2Q22	1Q22	2Q21	6M22	6M21
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	65	42	2	107	13
of which severance expenses	15	13	(1)	28	6
of which deferred compensation	46	25	3	71	7
General and administrative-related expenses	15	4	43	19	57
of which pension expenses	4	0	(4)	4	(11)
Total restructuring expenses	80	46	45	126	70

Restructuring Provisions [Table Text Block]
Restructuring liabilities
	2Q22			1Q22			2Q21
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	25	0	25	19	0	19	39	3	42
Net additional charges [1]	15	10	25	13	4	17	(1)	26	25
Utilization	(10)	(10)	(20)	(7)	(4)	(11)	(16)	(26)	(42)
Balance at end of period	30	0	30	25	0	25	22	3	25
1
The following items for which expense accretion was accelerated in 2Q22, 1Q22 and 2Q21 due to the restructuring of the Group are not included in the restructuring provision: unsettled share-based compensation of CHF 22 million, CHF 8 million and CHF 1 million, respectively, which remain classified as a component of total shareholders' equity; other personnel-related charges of CHF 28 million, CHF 21 million and CHF 2 million, respectively, which remain classified as compensation liabilities; unsettled pension obligations of CHF 4 million, CHF 0 million and CHF (4) million, respectively, which remain classified as pension liabilities; and accelerated accumulated depreciation and impairment of CHF 1 million, CHF 0 million and CHF 21 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Restructuring liabilities (continued)
	6M22			6M21
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	19	0	19	50	2	52
Net additional charges [1]	28	14	42	6	36	42
Utilization	(17)	(14)	(31)	(34)	(35)	(69)
Balance at end of period	30	0	30	22	3	25
1
The following items for which expense accretion was accelerated in 6M22 and 6M21 due to the restructuring of the Group are not included in the restructuring liabilities: unsettled share-based compensation of CHF 30 million and CHF 2 million, respectively, which remain classified as a component of total shareholders' equity; other personnel-related charges of CHF 49 million and CHF 5 million, respectively, which remain classified as compensation liabilities; unsettled pension obligations of CHF 4 million and CHF (11) million, respectively, which remain classified as pension liabilities; and accelerated accumulated depreciation and impairment of CHF 1 million and CHF 32 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Bank
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by type
in	6M22	6M21
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	105	14
of which severance expenses	27	7
of which accelerated deferred compensation	70	7
General and administrative-related expenses	15	66
of which pension expenses	1	4
Total restructuring expenses	120	80

Restructuring Provisions [Table Text Block]
Restructuring liabilities
	6M22			6M21
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	19	0	19	47	2	49
Net additional charges [1]	27	13	40	7	30	37
Utilization	(17)	(13)	(30)	(32)	(29)	(61)
Balance at end of period	29	0	29	22	3	25
1
The following items for which expense accretion was accelerated in 6M22 and 6M21 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 30 million and CHF 2 million, respectively, which remain classified as a compenent of total shareholders's equity; other personnel-related charges of CHF 48 million and CHF 5 million, respectively, which remain classified as compensation liabilities; unsettled pension obligations of CHF 1 million and CHF 4 million, which remain classified as pension liabilities; and accelerated accumulated depreciation and impairment of CHF 1 million and CHF 32 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.